Condensed Consolidated Interim Statement of Financial Position (Unaudited) - CHF (SFr)	Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Property and equipment	SFr 54,434	SFr 66,672
Intangible assets	7,499,491	6,765,613
Other non-current financial assets	20,001	20,001
Total non-current assets	7,573,926	6,852,286
Current assets
Other receivables	151,019	335,299
Prepayments	198,843	434,231
Derivative financial instruments		219,615
Cash and cash equivalents	39,939	1,384,720
Total current assets	389,801	2,373,865
Total assets	7,963,727	9,226,151
Equity
Share capital	50,591	1,650,380
Share premium	159,786,160	157,191,707
Foreign currency translation reserve	(11,169)	(27,565)
Accumulated deficit	(155,346,991)	(152,778,389)
Total shareholders' equity attributable to owners of the Company	4,478,591	6,036,133
Non-current liabilities
Derivative financial instruments		4,353
Loan	50,000
Employee benefits	876,776	760,447
Deferred tax liabilities	136,507	147,149
Total non-current liabilities	1,063,283	911,949
Current liabilities
Trade and other payables	1,256,352	938,247
Accrued expenses	1,165,501	1,339,822
Total current liabilities	2,421,853	2,278,069
Total liabilities	3,485,136	3,190,018
Total equity and liabilities	SFr 7,963,727	SFr 9,226,151